EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY.
EQUITY

NOTE 15 – EQUITY

a)    Share capital

As of 31 December 2024, the Group’s authorised and paid-in share capital comprised 325,998,290 shares (2023:325,998,290 shares) with a nominal value of TRY 0.20 per share (2023: TRY 0.20). The historical value of paid-in capital was TRY65,200 thousand. Of the total shares, 40,000,000 were Class A shares (owned by Hanzade Vasfiye Doğan Boyner) and 285,998,290 were Class B shares (owned by Hanzade Vasfiye Doğan Boyner and other shareholders).

On 17 October 2024, the Group’s then-controlling shareholders (Hanzade Vasfiye Doğan Boyner, Vuslat Doğan Sabancı, Yaşar Begümhan Doğan Faralyalı, Arzuhan Doğan Yalçındağ, and Işıl Doğan; collectively, the Selling Shareholders) entered into a share purchase agreement with Kaspi.kz for the sale of all Class A and Class B shares held by the Selling Shareholders, representing 65% of the Group’s total share capital (including treasury shares).

The Change of Control was completed on 29 January 2025, at which point Kaspi.kz became the controlling shareholder of the Group and the Selling Shareholders ceased to hold any shares. On the same date, all outstanding Class A shares were converted into Class B shares, resulting in a unified share structure with one vote per share, and these unified shares were subsequently renamed as ‘ordinary shares’.

Following the Change of Control, on 31 January 2025, the Extraordinary General Assembly Meeting of Shareholders approved amendments to the Articles of Association to reflect the termination ofthe dual class share structure in accordance with former Article 7/A of the Articles of Association. As a result, all privileges previously attributed to Class A shares have terminated, and any references to Class A or Class B shares in the Articles of Association have been removed. Effective as of 4 March 2025, the share capital of the Company is represented by 321,382,906 issued and outstanding ordinary shares. Each ordinary share grants one vote to its holder.

On 11 November 2025, Kaspi.kz signed an agreement with TurkCommerce B.V to purchase 10,000,000 ordinary shares, increasing its ownership to 69% including treasury shares (70% excluding treasury shares). The transaction was completed on 17 November 2025 and reported in Schedule 13D/A on 18 November 2025.

Between 3 December and 17 December 2025, Kaspi.kz purchased 12,264,387 ordinary shares represented by ADSs in privately negotiated transactions at US$2.95 per share, increasing its total ownership to 72% including treasury shares (73% excluding treasury shares). with the changes reported in Schedule 13D/A filings on 5 December and 29 December 2025.

On 17 November 2025, the Extraordinary General Assembly approved a share capital increase of TRY4,171,960 thousand of newly issued ordinary shares out of TRY7,169 thousand allocated to nominal capital and TRY4,164,791 thousand to share premium. The nominal share capital increased from TRY65,200 thousand (325,998,290 shares) to TRY72,368 thousand (361,840,584 shares), with the nominal value per share remaining TRY 0.20. Kaspi.kz exercised its pre-emptive rights and additionally subscribed for 6,001,288 ordinary shares not exercised by other shareholders, acquiring a total of 35,842,294 ordinary shares. The capital increase was registered with the Istanbul Trade Registry and published on 23 December 2025.

NOTE 15 – EQUITY (Continued)

a)    Share capital (Continued)

The Group is directly controlled by Kaspi.kz, which owns 75% of the total share capital of Group(including treasury shares) and 76% of the total voting power(which excludes treasury shares).

Share capital (restated values of shares) as of 31 December 2025 and 2024 is as follows:

	2025	Share (%)	2024	Share (%)

Joint Stock Company Kaspi.kz	712,084	75%	—	—
Public shares	139,047	15%	188,622	20%
TurkCommerce B.V.	86,299	9%	123,931	13%
Hanzade Vasfiye Doğan Boyner	—	—	201,958	21%
Vuslat Doğan Sabancı	—	—	140,314	15%
Yaşar Begümhan Doğan Faralyalı	—	—	140,314	15%
Arzuhan Doğan Yalçındağ	—	—	127,976	14%
Işıl Doğan	—	—	5,876	>1
Total outstanding share capital	937,430	99	928,991	98

Other (*)	12,112	<1	13,382	<1

Total Issued capital	949,542	100	942,373	100

(*)Represents the nominal value of treasury shares acquired.

b)    Share premium

Share premium as of 31 December 2025 and 2024 is as follows:

	2025	2024

Share premium	19,713,114	27,370,776

	19,713,114	27,370,776

In accordance with the Turkish Commercial Code and the principle set forth in repeated Article 298/A of the Tax Procedure Law stating that inflation differences related to equity items may be set off against prior years’ losses or added to share capital by corporate taxpayers, and that such transactions are not deemed as dividend distribution; the Board of Directors of the Company decided to set off the inflation difference arising from the share issuance premium (emission premium) of the Company, calculated as of 31 December 2023, against prior years’ losses in the amount of TRY11,822,453 thousand.

On 17 November 2025 the Company increased its share capital to a total of an aggregate amount of TRY4,171,960 thousand of which TRY7,169 thousand were allocated to the nominal value of the newly issued ordinary shares and the remaining TRY4,164,791 thousand were allocated to the share premium.

NOTE 15 – EQUITY (Continued)

c)    Treasury shares

According to a contribution agreement entered into between the Group and TurkCommerce B.V. on 28 September 2023, TurkCommerce B.V. agreed to contribute TRY230,216 thousand (USD$3,975 thousand) towards the settlement amount and the Group agreed to purchase 4,615,384 shares of the Company from TurkCommerce B.V. against payment of TRY320,970 thousand (USD$5,732 thousand) which was partially offset by the settlement contribution amount owed by TurkCommerce B.V. The share buyback was approved by the Board of Directors on 22 August 2023. The transaction regarding acquisition of these shares was completed on 18 October 2023.

The repurchased shares are recognized as treasury shares and presented as a deduction from equity. Following the termination of the Company’s dual-class share structure in March 2025, all share classes were redesignated as ordinary shares. Accordingly, the treasury shares are presented as ordinary shares as of 31 December 2025. The treasury shares continue to be held by the Company and have not been reissued, distributed, or cancelled during the year.

The shares were originally acquired in connection with the Company’s share-based payment arrangements; as of 31 December 2025, no treasury shares were utilized under share-based payment plans.